BUSINESS COMBINATIONS - Acquisition of Shengdu (Details) - CNY (¥) ¥ in Thousands			1 Months Ended			12 Months Ended
	Apr. 20, 2022	Jul. 04, 2021	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
BUSINESS COMBINATIONS
Share-based compensation expenses recognized for restricted share units					¥ 34,300
Shengdu
BUSINESS COMBINATIONS
Percentage of ownership interests agreed to acquire						100.00%
Total consideration agreed						¥ 8,000,000
Percentage of equity interests held before business combination	49.00%			43.00%	6.00%
Consideration paid in cash	¥ 3,920,000			¥ 3,440,000	¥ 480,000
Threshold consecutive trading days		30 days
Percentage of ownership interest acquired	51.00%		51.00%
Ownership interests (as a percent)	100.00%
Fair value of equity interests held before business combination	¥ 2,489,200
Forward to fair value	¥ 1,374,100
Loss on remeasurement equity interests held before business combination						57,000
Shengdu | Shengdu's selling shareholders
BUSINESS COMBINATIONS
Service period			3 years
Restricted class A ordinary shares
BUSINESS COMBINATIONS
Fair value of restricted shares						1,217,000
Share-based compensation expenses recognized for restricted share units						¥ 284,000
Restricted class A ordinary shares | Shengdu
BUSINESS COMBINATIONS
Number of shares issued in acquisition	44,315,854		44,315,854
Restricted class A ordinary shares | Shengdu | Shengdu's selling shareholders
BUSINESS COMBINATIONS
Percentage of ownership interests agreed to acquire		51.00%
Total consideration agreed		¥ 4,080,000